----------------------------------
BERGSTROM
CAPITAL
CORPORATION
----------------------------------


1997 FIRST QUARTER REPORT


Listed: American Stock Exchange (Ticker
symbol: BEM)
Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company, Boston, Massachusetts
Independent Auditors: Deloitte & Touche LLP, Boston, Massachusetts Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC, San Francisco, California

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

               NOTICE TO STOCKHOLDERS OF NEW DISTRIBUTION POLICY

                                                                   May 12, 1997

  On May 12, 1997, the Board of Directors of Bergstrom Capital Corporation adopted a new distribution policy which provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The new policy was adopted primarily as a means to help narrow the difference between the Company's market price and its net asset value. There is no assurance that the new policy will achieve this result. The Board of Directors may modify or terminate the new policy at any time at its discretion.

  Please refer to the President's Letter in this report regarding the annual distribution for the year 1997 in the amount of $8.50 per share, payable on June 9, 1997 to stockholders of record on May 22, 1997.

  Under the new policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis.* The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

  In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributable for that year under the new distribution policy, the Company may, as is its present policy at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year.

* The portion of any return of capital representing the Company's accumulated earnings and profits from prior years will be treated as ordinary income. The Company's accumulated earnings and profits as of December 31, 1996 amounted to $155,052.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

505 Madison Street, Suite 220
Seattle, Washington 98104

May 12, 1997

Dear Fellow Stockholders:

  The Board of Directors of Bergstrom Capital Corporation has declared a dividend of $8.50 per share payable on June 9, 1997 to stockholders of record on May 22, 1997. The Company estimates that the sources of this dividend will be $.41 per share from net investment income for the year ending December 31, 1997, $.07 per share from net short-term capital gains realized during the year ending December 31, 1997 and $8.02 per share from net long-term capital gains realized during the year ending December 31, 1997. The Company does not intend to pay further dividends in 1997 and intends to retain any undistributed net long-term capital gains realized during the year. Please refer to the Notice To Stockholders Of New Distribution Policy in this report.

  During the first quarter of 1997 the Company's net assets increased from $151,427,077 to $152,836,238 which is an increase of $1,409,161. This increase in net assets is after the repurchase of stock during the first quarter of 1997 for $1,922,386. The increase in net assets, before deducting the repurchase of stock, was $3,331,547 which was composed of net investment income of $159,038, realized gain from the sale of investments of $12,165,969, and a decrease in unrealized appreciation of $8,993,460.

  The per share net asset value (based on the number of shares outstanding at the end of each period) increased from $136.15 on December 31, 1996 to $139.39 on March 31, 1997, an increase of 2.4%. During the same period the Dow Jones Industrial Average, adjusted for dividends, increased 2.6% and the Standard & Poor's 500 Stock Average, adjusted for dividends, increased 2.7%. The per share net asset value on Friday, May 9, 1997 was $148.39.

  On February 26, 1996, the Company's Board of Directors authorized the Company to purchase, on the American Stock Exchange, up to 50,000 shares of its capital stock at market prices not in excess of the then current net asset value per share. During the first quarter of 1997 the Company purchased the remaining 12,200 shares of its capital stock under this authorization.

  On February 10, 1997, the Company's Board of Directors authorized the Company to purchase, on the American Stock Exchange, up to 100,000 shares of its capital stock at market prices not in excess of the then current net asset value per share. During the first quarter of 1997 the Company purchased 3,500 shares of its capital stock under this authorization. As of March 31, 1997 the Company had 96,500 shares remaining under this authorization.

  During the first quarter of 1997 the Company had total interest and dividend income of $464,873 as compared to $438,143 for the same period in 1996 for an increase of $26,730. During the first quarter of 1997 operating expenses were $305,835 which is a $16,381 increase from $289,454 for the first quarter of 1996. The resulting net investment income of $159,038 for the first quarter of 1997 is an increase from $148,689 for the first quarter of 1996. This resulted in an increase to $.14 per share versus $.13 per share.

The following are the major ($500,000 or more) changes made in the Company's portfolio of common stocks during the first quarter of 1997:

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------


                                                       SHARES
                                         ---------------------------------------
                                                                       HELD
             SECURITY NAME               ADDITIONS   REDUCTIONS   MARCH 31, 1997
---------------------------------------- ---------   ----------   --------------
Ascend Communications, Inc..............  11,500        6,000          5,500
Bank New York, Inc......................  18,000                      18,000
Bristol-Myers Squibb, Inc...............   8,000(1)     8,000         16,000
Cognizant Corporation...................  45,000                      45,000
Consolidated Stores Corp................  17,000                      17,000
Glaxo PLC ADR...........................  17,000                      17,000
Glendale Federal Bank FSB...............  34,000                      34,000
Host Marriott Corp......................  45,000                     106,000
Manpower, Inc...........................  24,000                     155,322
Medtronic, Inc..........................  18,000                      18,000
Motorola, Inc...........................   8,000                       8,000
Panamerican Beverages, Inc..............  10,000        2,900          7,100
Petsmart, Inc...........................  29,000                      29,000
Sterling Commerce, Inc..................  24,000                      24,000
Worldcom, Inc...........................  75,600(2)                   75,600
The Adams Express Company...............              174,484              0
Allergan, Inc...........................               18,000              0
Amgen, Inc..............................              140,000        360,000
Boston Scientific Corp..................               30,000              0
Cabletron Systems, Inc..................               20,000              0
Cisco Systems, Inc......................               13,000              0
Electronic Data Systems Corp............               17,000              0
Federated Department Stores, Inc........               25,000              0
International Business Machines.........               12,000              0
Marriott International, Inc.............               15,000         20,000
McDonalds Corp..........................               26,000         42,000
MFS Communications, Inc.................               36,000(2)           0
Morgan (J.P.) & Co., Inc................               10,000         20,000
Oracle Corporation......................               29,000              0
Pepsico, Inc............................               30,000              0

(1)  Received as a stock split.
(2) Received 75,600 shares of Worldcom, Inc. in exchange for 36,000 shares of MFS Communications, Inc.

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------


  On September 20, 1996, the Company made an in-kind distribution of one share of the common stock of The Adams Express Company ("ADX") for every five shares of the Company's capital stock, together with a cash dividend of $3.00 per share, to stockholders of record on August 22, 1996. Because of complexities encountered with the in-kind distribution of ADX shares in 1996, the Company elected to sell the remaining ADX shares during the first quarter of 1997 and to distribute the gains as part of the cash dividend payable on June 9, 1997.

  The value of the Company's investment in the securities of Amgen, Inc. amounted to 13.1% of the Company's total assets at March 31, 1997. The investment of a substantial percentage of the Company's assets in the securities of a single issuer or industry exposes the Company to a greater risk of loss resulting from unfavorable price movements or market conditions relating to such issuer or industry.

  The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

  The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons, each Sunday in the New York Times, and each Monday in the Wall Street Journal and certain other publications under "Closed-End Funds".

  Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 8200, Boston, Massachusetts 02266-8200 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ William L. McQueen

William L. McQueen
President

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)

ASSETS:
 Investments, at value (see accompanying schedule):
  Short-term investments (cost $17,332,969)               $ 17,332,969
  Common stocks (cost $68,322,673)                         136,114,330
                                                          ------------
    TOTAL INVESTMENTS (COST $85,655,642)                   153,447,299
 Cash                                                            5,588
 Receivable for securities sold                                136,073
 Interest and dividends receivable                             153,213
 Other assets                                                  135,059
                                                          ------------
    TOTAL ASSETS                                           153,877,232
                                                          ------------
LIABILITIES:
 Advisory fee payable                                           65,762
 Payable for securities purchased                              947,296
 Other accrued expenses                                         27,936
                                                          ------------
    TOTAL LIABILITIES                                        1,040,994
                                                          ------------
NET ASSETS applicable to 1,096,500 outstanding shares of
 capital stock equivalent to
 $139.39 per share on March 31, 1997                      $152,836,238
                                                          ============

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

                                      THREE MONTHS ENDED MARCH 31
                                          1997           1996
OPERATIONS:
 Net investment income                $     159,038  $     148,689
 Realized gain on investments            12,165,969      6,751,972
 Decrease in unrealized appreciation     (8,993,460)    (1,682,846)
                                      -------------  -------------
 Net increase in net assets resulting
  from operations                         3,331,547      5,217,815
COST OF SHARES OF BERGSTROM CAPITAL
 CORPORATION STOCK
 PURCHASED (15,700 SHARES-1997; 5,500
 SHARES-1996)                            (1,922,386)      (642,340)
                                      -------------  -------------
TOTAL INCREASE IN NET ASSETS              1,409,161      4,575,475
NET ASSETS, BEGINNING OF PERIOD         151,427,077    149,357,224
                                      -------------  -------------
NET ASSETS, END OF PERIOD             $ 152,836,238  $ 153,932,699
                                      =============  =============

  See also Notes to Financial Statements in the Company's 1996 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1997 (Unaudited)

INVESTMENT INCOME:
 Interest                                                          $ 180,825
 Dividends                                                           284,048
                                                                  ----------
    TOTAL INCOME                                                     464,873
                                                                  ----------
EXPENSES:
 Advisory fees                                                       229,217
 Legal fees                                                           11,126
 Auditing fees                                                        22,900
 Stockholders' meeting and reports                                     5,082
 Transfer agent fees and expenses                                      6,226
 Custodian fees                                                        6,550
 Directors' fees and expenses                                         10,175
 Fee for shares listed on American Stock Exchange                      1,750
 State and other taxes                                                 7,717
 Other                                                                 5,092
                                                                  ----------
    TOTAL EXPENSES                                                   305,835
                                                                  ----------
NET INVESTMENT INCOME ($.14 PER SHARE)                               159,038
                                                                  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain on investments (excluding short-term
  investments):
  Proceeds from sale of securities                    $28,735,680
  Cost of securities sold                              16,569,711
                                                      -----------
    Realized gain on investments                                  12,165,969
 Unrealized appreciation of investments:
  Beginning of period                                  76,785,117
  End of period                                        67,791,657
                                                      -----------
    Decrease in unrealized appreciation                           (8,993,460)
                                                                  ----------
NET GAIN ON INVESTMENTS ($2.87 PER SHARE)                          3,172,509
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $3,331,547
                                                                  ==========




See also Notes to Financial Statements in the Company's 1996 Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
March 31, 1997 (Unaudited)

 SHARES OR PRINCIPAL AMOUNT                                               COST        VALUE
             SHORT-TERM INVESTMENTS (11.3%):
 $ 9,346,000 State Street Bank and Trust Company, 5.25% Euro-Dollar
              Deposit due 4/01/97                                      $ 9,346,000 $  9,346,000
   2,000,000 General Motors Acceptance Corp., 5.35% Note due 4/03/97     1,999,406    1,999,406
   6,000,000 General Motors Acceptance Corp., 5.33% Note due 4/15/97     5,987,563    5,987,563
 -----------                                                           ----------- ------------
 $17,346,000 TOTAL - SHORT-TERM INVESTMENTS                             17,332,969   17,332,969
 ===========                                                           ----------- ------------
             COMMON STOCKS (88.7%):
             ADVERTISING (0.9%):
      25,000 Interpublic Group Of Companies, Inc.                          771,004    1,318,750
                                                                       ----------- ------------
             AEROSPACE AND DEFENSE (0.8%):
       5,500 Rockwell International Corp.                                  377,366      356,813
      20,000 Sundstrand Corp.                                              505,395      867,500
                                                                       ----------- ------------
                                                                           882,761    1,224,313
                                                                       ----------- ------------
             BANKS (3.2%):
      18,000 Bank New York, Inc.                                           717,966      661,500
       9,000 Citicorp                                                      851,250      974,250
      23,000 Comerica, Inc.                                                744,004    1,296,625
      20,000 Morgan (J.P.) & Co., Inc.                                   1,312,601    1,965,000
                                                                       ----------- ------------
                                                                         3,625,821    4,897,375
                                                                       ----------- ------------
             BEVERAGES (4.0%):
      24,000 Coca Cola Enterprises, Inc.                                   990,732    1,377,000
      77,500 Coca-Cola Co.                                                 104,001    4,330,313
       7,100 Panamerican Beverages, Inc.                                   369,456      380,738
                                                                       ----------- ------------
                                                                         1,464,189    6,088,051
                                                                       ----------- ------------
             BIOTECHNOLOGY (13.1%):
     360,000 Amgen, Inc. (B)                                             1,880,819   20,115,000
                                                                       ----------- ------------
             BUSINESS SERVICES (8.8%):
     185,000 ADT Limited (B)                                             1,809,792    4,625,000
      45,000 Cognizant Corporation                                       1,498,600    1,310,625
     135,000 Huntingdon International Holdings plc ADR                     741,765    1,265,625
     155,322 Manpower, Inc.                                              3,094,527    5,591,592
      20,000 USA Waste Services, Inc. (B)                                  658,700      710,000
                                                                       ----------- ------------
                                                                         7,803,384   13,502,842
                                                                       ----------- ------------
             COMMUNICATION SYSTEMS (3.3%):
      50,000 MCI Communications Corp.                                    1,241,084    1,781,250
      30,000 SBC Communications, Inc.                                      273,724    1,578,750
      75,600 Worldcom, Inc.                                              1,440,418    1,663,200
                                                                       ----------- ------------
                                                                         2,955,226    5,023,200
                                                                       ----------- ------------
             COMPUTERS AND INFORMATION (0.5%):
      14,000 Hewlett Packard Co.                                           492,639      745,500
                                                                       ----------- ------------

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

 SHARES OR PRINCIPAL AMOUNT
        COMMON STOCKS--CONTINUED (UNAUDITED)          COST        VALUE
        COSMETICS/PERSONAL CARE (0.5%):
 14,000 Avon Products, Inc.                        $   418,369 $    735,000
                                                   ----------- ------------
        DIVERSIFIED TECHNOLOGY (0.9%):
 23,000 Nokia Corp. Sponsored ADR                      858,978    1,339,750
                                                   ----------- ------------
        DRUGS AND HEALTH SUPPLIES (6.9%):
 17,000 Glaxo PLC ADR                                  549,270      601,375
 32,000 Guidant Corp.                                1,035,795    1,968,000
 20,000 Johnson & Johnson                              898,474    1,057,500
 18,000 Medtronic, Inc.                              1,164,530    1,120,500
 12,000 Merck & Co., Inc.                              770,986    1,011,000
 13,000 Pfizer, Inc.                                   929,116    1,093,625
 36,000 Pharmacia & Upjohn, Inc. (B)                 1,377,690    1,318,500
 31,000 Smithkline Beecham PLC ADR                   1,295,975    2,170,000
 10,100 Vivra Incorporated                             336,525      272,700
                                                   ----------- ------------
                                                     8,358,361   10,613,200
                                                   ----------- ------------
        ELECTRICAL COMPONENTS (1.5%):
 16,000 Emerson Electric Co.                           223,593      720,000
 16,000 General Electric Co.                         1,402,960    1,588,000
 69,000 Micro-Metrics, Inc. (A,B)                      227,700       24,992
                                                   ----------- ------------
                                                     1,854,253    2,332,992
                                                   ----------- ------------
        ELECTRONICS/NEW TECHNOLOGY ( 3.5%):
  5,500 Ascend Communications, Inc.                    225,186      225,186
 33,000 Ericsson L M Tel Co ADR                        786,857    1,115,812
 13,000 Intel Corp.                                    776,776    1,808,625
 11,000 Lucent Technologies, Inc.                      508,107      580,250
  8,000 Motorola, Inc.                                 537,256      483,000
 28,000 Newbridge Networks Corp.                       904,550      801,500
 26,000 Nextel Communications, Inc.                    389,848      347,750
                                                   ----------- ------------
                                                     4,128,580    5,362,123
                                                   ----------- ------------
        FINANCIAL SERVICES, DIVERSIFIED (1.3%):
 15,000 Amresco, Inc.                                  324,375      251,250
 25,000 Federal National Mortgage Association          645,849      903,125
 34,000 Glendale Federal Bank FSB                      937,264      782,000
                                                   ----------- ------------
                                                     1,907,488    1,936,375
                                                   ----------- ------------
        HARDWARE AND TOOLS (0.5%):
 20,000 Snap-On, Inc.                                  585,650      775,000
                                                   ----------- ------------
        HOUSEHOLD PRODUCTS (NON-DURABLE) (1.9%):
 15,000 Kimberly Clark Corp.                         1,092,658    1,490,625
 12,000 Proctor & Gamble Co.                           572,220    1,380,000
                                                   ----------- ------------
                                                     1,664,878    2,870,625
                                                   ----------- ------------

BERGSTROM CAPITAL CORPORATION

--------------------------------------------------------------------------------

 SHARES OR PRINCIPAL AMOUNT
         COMMON STOCKS--CONTINUED (UNAUDITED)           COST        VALUE
         INDUSTRIAL MACHINERY (0.3%):
  10,000 Tyco International Ltd.                     $   549,381 $    550,000
                                                     ----------- ------------
         INSURANCE (1.9%):
  17,325 American International Group, Inc.              490,860    2,033,522
  18,000 PMI Group, Inc.                                 818,585      902,250
                                                     ----------- ------------
                                                       1,309,445    2,935,772
                                                     ----------- ------------
         LODGING (1.3%):
  27,000 Doubletree Corp.                              1,075,060      958,500
  20,000 Marriott International, Inc.                    540,111      995,000
                                                     ----------- ------------
                                                       1,615,171    1,953,500
                                                     ----------- ------------
         MEDIA (1.1%):
  51,000 Comcast UK Cable Partners Ltd. CI. A Com        650,250      567,375
  15,000 Disney (Walt) Co.                               560,460    1,095,000
                                                     ----------- ------------
                                                       1,210,710    1,662,375
                                                     ----------- ------------
         MEDICAL SUPPLIES (3.3%):
  12,900 Abbott Laboratories                             452,270      724,012
 100,000 Baxter International, Inc.                      880,840    4,312,500
                                                     ----------- ------------
                                                       1,333,110    5,036,512
                                                     ----------- ------------
         PETROLEUM SERVICES (0.7%):
  10,000 Baker Hughes, Inc.                              323,611      383,750
   7,000 Schlumberger, Ltd.                              523,562      750,750
                                                     ----------- ------------
                                                         847,173    1,134,500
                                                     ----------- ------------
         PHARMACEUTICALS (5.0%):
  16,000 Bristol-Myers Squibb Co.                        215,411      944,000
  39,000 Lilly Eli & Co.                               1,351,106    3,207,750
  14,000 Schering-Plough Corp.                           487,839    1,018,500
  29,000 Warner Lambert Co.                            1,178,477    2,508,500
                                                     ----------- ------------
                                                       3,232,833    7,678,750
                                                     ----------- ------------
         RECREATION--TOYS (0.7%):
  37,500 Hasbro, Inc.                                    926,822    1,026,562
                                                     ----------- ------------
         RECREATION PRODUCTS (0.4%):
   9,000 Eastman Kodak Co.                               439,010      682,875
                                                     ----------- ------------
         REGULATED INVESTMENT COMPANIES (6.8%):
 300,000 Convertible Holdings, Inc. Capital Shares     3,024,788    4,425,000
  31,200 Latin America Growth Fund, Inc.                 320,556      335,400
  50,000 Latin America Investment Fund                   808,062      862,500
 325,000 RCM Growth Equity Fund, Inc.                  2,005,250    1,963,000
  80,000 RCM International Growth Equity Fund A          994,050    1,044,800
 175,000 RCM Small Cap Fund                            1,961,750    1,860,250
                                                     ----------- ------------
                                                       9,114,456   10,490,950
                                                     ----------- ------------

BERGSTROM CAPITAL CORPORATION

-------------------------------------------------------------------------------

 SHARES OR PRINCIPAL AMOUNT
         COMMON STOCKS--CONTINUED
         (UNAUDITED)                           COST        VALUE
         RESTAURANTS (2.4%):
 106,000 Host Marriott Corp.                $ 1,577,381 $  1,802,000
  42,000 McDonalds Corp.                      1,184,151    1,984,500
                                            ----------- ------------
                                              2,761,532    3,786,500
                                            ----------- ------------
         RETAIL TRADE (2.1%):
  17,000 Consolidated Stores Corp.              576,283      599,250
  25,000 Crown Books Corporation (B)            309,500      300,000
  18,000 CVS Corporation                        687,129      830,250
  18,000 Hannaford Bros. Co.                    448,648      598,500
   7,000 Nine West Group, Inc. (B)              324,408      313,250
  29,000 Petsmart, Inc.                         609,475      587,250
                                            ----------- ------------
                                              2,955,443    3,228,500
                                            ----------- ------------
         SOFTWARE AND PROCESSING (11.1%):
  13,000 Automatic Data Processing, Inc.        285,181      544,375
 573,750 Boole & Babbage, Inc. (B)              340,000   13,626,563
  24,000 Microsoft Corp. (B)                    999,600    2,200,500
  24,000 Sterling Commerce, Inc.                750,406      696,000
                                            ----------- ------------
                                              2,375,187   17,067,438
                                            ----------- ------------
         TOTALS - COMMON STOCK               68,322,673  136,114,330
                                            ----------- ------------
         TOTALS - INVESTMENTS               $85,655,642 $153,447,299
                                            =========== ============

(A) Company "affiliated" with the Corporation as defined in the Investment Company Act of 1940. There were no purchases or sales of this security during the first quarter of 1997, nor was any income earned.
(B) Non-Income Producing Securities.





See also Notes to Financial Statements in the Company's 1996 Annual Report to Stockholders.

BOARD OF DIRECTORS

ERIK E. BERGSTROM              GEORGE COLE SCOTT
Chairman                       Registered Representative
                               Anderson & Strudwick Incorporated
                               President
WILLIAM L. McQUEEN             Closed-End Fund Advisors,Inc.
President and Treasurer

                               C.H. WILLIAMS
NORMAN R. NIELSEN              Retired Banker
Manager and Senior Member
of Research Staff
SRI International

OFFICERS

WILLIAM L. McQUEEN             PAMELA A. FIORINI
President and Treasurer        Secretary


                               ELIZABETH C. HEDLUND
                               Assistant Secretary

--------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION

505 Madison Street, Suite 220
Seattle, Washington 98104
(206) 623-7302

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